Investments (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Summary of Investments
At 31 March	2019 £m	2018 £m	2017 £m
Non-current assets
Fair value through other comprehensive income	48	–	–
Available-for-sale	–	46	37
Fair value through profit or loss	6	7	7
	54	53	44
Current assets
Fair value through other comprehensive income	–	–	–
Available-for-sale	–	2,575	1,437
Investments held at amortised cost	3,214	–	–
Loans and receivables	–	447	83
	3,214	3,022	1,520

Fair Value Hierarchy of Investments

Fair value hierarchy At 31 March 2019	Level 1 £m	Level 2 £m	Level 3 £m	Total held at fair value £m
Non-current and current investments
Fair value through other comprehensive income	38	–	10	48
Fair value through profit or loss	6	–	–	6
Total	44	–	10	54

At 31 March 2018	Level 1 £m	Level 2 £m	Level 3 £m	Total held at fair value £m
Non-current and current investments
Available-for-sale	32	2,575	14	2,621
Fair value through profit or loss	7	–	–	7
Total	39	2,575	14	2,628

23. Investments continued

At 31 March 2017	Level 1 £m	Level 2 £m	Level 3 £m	Total held at fair value £m
Non-current and current investments
Available-for-sale	21	1,437	16	1,474
Fair value through profit or loss	7	–	–	7
Total	28	1,437	16	1,481